Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,219	€ 6,062
Other non-current assets	1,882	1,285
Contractual assets (Note 23)	359	209
Deferred expenses (Note 23)	854	555
Long-term receivables for taxes	345	299
Prepayments	324	222
Total	8,101	7,347
Investments
Disclosure of financial assets [line items]
Non-current financial assets	497	479	€ 457
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	981	890	252
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,163	1,254	1,633
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	1,019	752	551
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(128)	(112)	(122)
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	19	27	€ 15
Derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Non-current financial assets	€ 2,668	€ 2,772